Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 48.50	$ 44.24	$ 45.68	$ 42.18
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	41,658,033	48,256,847	43,083,319
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 48.23	$ 43.14	$ 35.81
Awards granted under Stock appreciation rights only
Awards granted during the period (in shares)	7,125,210	6,260,647	4,476,095
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 22.31	$ 7.10	$ 22.32
Intrinsic value of stock awards exercised	$ 518	$ 77	$ 232
Fair value of stock awards vested	119	213	18
Cash received from stock awards exercised	325	89	130
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted	$ 53.35	$ 20.22	$ 69.17
Fair value of stock awards vested	99	10	4
Weighted average remaining contractual life (in years)	1.2
Stock-based compensation expense, before tax	226	132	194
Income tax benefit corresponding to stock-based compensation expense	73	42	62
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure	19
Cash tax benefits realized from stock awards exercised	188	26	60
Tax benefit recordable in APIC on reduction of future income taxes payable	30
Exercise Price Range 22.17 To 25.36
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 22.17
Exercise Price, high end of range (in dollars per share)	$ 25.36
Exercise Price Range 22.17 To 25.36 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	8,716,831
Weighted Average Remaining Contractual Life outstanding (in Years)	6.49
Weighted Average Exercise Price (in dollars per share)	$ 22.96
Aggregate Intrinsic Value outstanding	616
Exercise Price Range 22.17 To 25.36 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	3,189,844
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.58
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 24.32
Aggregate Intrinsic Value of Stock awards exercisable	221
Exercise Price Range 26.03 To 29.43
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 26.03
Exercise Price, high end of range (in dollars per share)	$ 29.43
Exercise Price Range 26.03 To 29.43 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	5,614,162
Weighted Average Remaining Contractual Life outstanding (in Years)	2.23
Weighted Average Exercise Price (in dollars per share)	$ 27.11
Aggregate Intrinsic Value outstanding	373
Exercise Price Range 26.03 To 29.43 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	5,614,162
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2.23
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 27.11
Aggregate Intrinsic Value of Stock awards exercisable	373
Exercise Price Range 38.63 To 40.64
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 38.63
Exercise Price, high end of range (in dollars per share)	$ 40.64
Exercise Price Range 38.63 To 40.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	9,355,978
Weighted Average Remaining Contractual Life outstanding (in Years)	3.44
Weighted Average Exercise Price (in dollars per share)	$ 38.65
Aggregate Intrinsic Value outstanding	514
Exercise Price Range 38.63 To 40.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,355,978
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.44
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 38.65
Aggregate Intrinsic Value of Stock awards exercisable	514
Exercise Price Range 44.90 To 57.85
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 44.90
Exercise Price, high end of range (in dollars per share)	$ 57.85
Exercise Price Range 44.90 To 57.85 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	16,257,410
Weighted Average Remaining Contractual Life outstanding (in Years)	6.47
Weighted Average Exercise Price (in dollars per share)	$ 51.28
Aggregate Intrinsic Value outstanding	688
Exercise Price Range 44.90 To 57.85 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,244,580
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4.42
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 46.30
Aggregate Intrinsic Value of Stock awards exercisable	437
Exercise Price Range 63.04 To 73.20
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 63.04
Exercise Price, high end of range (in dollars per share)	$ 73.20
Exercise Price Range 63.04 To 73.20 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	17,938,617
Weighted Average Remaining Contractual Life outstanding (in Years)	5.92
Weighted Average Exercise Price (in dollars per share)	$ 70.22
Aggregate Intrinsic Value outstanding	420
Exercise Price Range 63.04 To 73.20 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	14,253,469
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	5.6
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 69.45
Aggregate Intrinsic Value of Stock awards exercisable	344
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	57,882,998
Weighted Average Exercise Price (in dollars per share)	$ 48.50
Aggregate Intrinsic Value outstanding	2,611
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	41,658,033
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 48.23
Aggregate Intrinsic Value of Stock awards exercisable	$ 1,889